Accounting Policies - Additional Information (Detail)	1 Months Ended	3 Months Ended			12 Months Ended
	Nov. 30, 2017	Dec. 31, 2022 USD ($) Hospital Claim EndoscopyCenter State SurgeryCenter	Dec. 31, 2021 USD ($) Claim	Dec. 31, 2020	Dec. 31, 2022 USD ($) Hospital Claim EndoscopyCenter State SurgeryCenter	Dec. 31, 2021 USD ($) Claim	Dec. 31, 2020 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of owned and operated hospitals | Hospital		182			182
Number of freestanding surgery centers | SurgeryCenter		126			126
Number of freestanding endoscopy centers | EndoscopyCenter		21			21
Number of facilities locations | State		20			20
General and administrative expense					$ 378,000,000	$ 400,000,000	$ 416,000,000
Adjustments to estimated reimbursement filed during respective year					56,000,000	53,000,000	70,000,000
Adjustments to estimated reimbursement filed during previous years					42,000,000	19,000,000
Adjustments to estimated reimbursement net decrease filed during previous years							5,000,000
Estimated implicit price concessions recorded as reductions to revenues and accounts receivable					6,780,000,000	6,784,000,000
Charity care amount					13,615,000,000	13,644,000,000	13,763,000,000
Estimated costs of charity care					1,498,000,000	1,542,000,000	1,652,000,000
Outstanding checks unpresented for payment		$ 656,000,000	$ 536,000,000		656,000,000	536,000,000
Days revenues in accounts receivable		53 days	49 days	45 days
Depreciation expense					2,941,000,000	2,826,000,000	2,693,000,000
Goodwill impairments					0	0	0
Goodwill acquired during period					262,000,000	1,002,000,000.000
Intangible assets increased						60,000,000
Intangible assets decreased due to amortization and other adjustments					44,000,000	25,000,000
Gross carrying amount of intangible assets					274,000,000	274,000,000
Accumulated amortization of intangible assets		$ 208,000,000	$ 175,000,000		208,000,000	175,000,000
Gross carrying amount of indefinite-lived intangible assets		293,000,000	304,000,000		293,000,000	304,000,000
Deferred loan costs		496,000,000	446,000,000		496,000,000	446,000,000
Deferred loan costs, accumulated amortization		195,000,000	198,000,000		195,000,000	198,000,000
Amortization of debt issuance costs					29,000,000	27,000,000	30,000,000
Reserves for professional liability risks		2,043,000,000.000	2,022,000,000.000		2,043,000,000.000	2,022,000,000.000
Current portion of professional liability risks reserves		$ 515,000,000	$ 508,000,000		515,000,000	508,000,000
Provisions for losses related to professional liability risks					517,000,000	453,000,000	435,000,000
Decrease in provision for professional liability risks					$ 55,000,000	$ 87,000,000	$ 112,000,000
Reserves for professional liability risks cover individual claims | Claim		2,000	2,100		2,000	2,100
Net payments of professional and general liability claims					$ 497,000,000	$ 384,000,000
Self-insured retention amount per occurrence					15,000,000
Maximum amount losses per occurrence					75,000,000
Reinsurance for professional liability risks retention minimum level of amount per occurrence					25,000,000
Reinsurance for professional liability risks retention level of amount per occurrence					35,000,000
Amounts receivable under reinsurance contracts recorded in other assets		$ 48,000,000	$ 44,000,000		48,000,000	44,000,000
Amounts receivable under reinsurance contracts recorded in other current assets		$ 12,000,000	$ 11,000,000		12,000,000	11,000,000
Foreign Currency Translation And Other [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill increase (decrease)					$ 105,000,000	$ 75,000,000
Inpatient Services [Member]
Summary Of Significant Accounting Policies [Line Items]
Performance obligations for inpatient/ outpatient services satisfied period					Our performance obligations for inpatient services are generally satisfied over periods that average approximately five days
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of income of federal poverty level eligible for charity care	400.00%
Finite lived intangible asset useful life					10 years
Maximum [Member] | Outpatient Services [Member]
Summary Of Significant Accounting Policies [Line Items]
Performance obligations for inpatient/ outpatient services satisfied period					Our performance obligations for outpatient services are generally satisfied over a period of less than one day.
Maximum [Member] | Building and Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives in years					40 years
Maximum [Member] | Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives in years					10 years
Minimum [Member] | Building and Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives in years					10 years